Leases (Details) - Schedule of Operating Lease Costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Costs [Abstract]
Operating lease cost	$ 5,007	$ 6,019
Variable lease cost	2,037	4,004
Short-term lease cost	648	829
Total lease costs	$ 7,692	$ 10,852